Offerings	Sep. 04, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.100% Senior Notes due 2028
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99945
Maximum Aggregate Offering Price	$ 749,587,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 110,639.12
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on
Form S-3
(File No. 333-277032)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.350% Senior Notes due 2032
Amount Registered | shares	1,150,000,000
Proposed Maximum Offering Price per Unit	0.9988
Maximum Aggregate Offering Price	$ 1,148,620,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 169,536.32
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on
Form S-3
(File No. 333-277032)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% Senior Notes due 2035
Amount Registered | shares	1,100,000,000
Proposed Maximum Offering Price per Unit	0.99776
Maximum Aggregate Offering Price	$ 1,097,536,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 161,996.32
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on
Form S-3
(File No. 333-277032)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.